Trade receivables (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables [line items]
Receivables from subscribers	₺ 2,575,698	₺ 2,263,544
Accounts and notes receivable	1,143,538	766,921
Undue assigned contracted receivables	467,693	435,332
Current trade receivables	4,186,929	3,465,797
Letters of guarantee received	657,904	351,698
Non-current undue assigned contracted receivables	169,570	172,261
Non-current trade receivables	256,442	222,451
Accumulated impairment [member]
Trade Receivables [line items]
Current trade receivables	₺ (623,491)	₺ (617,932)